Warrants - Schedule Of Fair Value Of The Private Placement Warrant Measured Using Black Scholes Approach (Details)	Jun. 30, 2022 yr	Jun. 02, 2022 yr	Mar. 02, 2022 yr
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		8.23
Measurement Input, Share Price [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.67
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		0.27
Measurement Input, Exercise Price [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.5
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		105.1
Measurement Input, Price Volatility [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	56
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		2.94
Measurement Input, Risk Free Interest Rate [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.01
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		9
Measurement Input, Expected Term [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	4.672
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		0
Measurement Input, Expected Dividend Rate [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0
AtInitialRecognition [Member] | Measurement Input, Share Price [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input			9.43
AtInitialRecognition [Member] | Measurement Input, Exercise Price [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input			11.5
AtInitialRecognition [Member] | Measurement Input, Price Volatility [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input			29.5
AtInitialRecognition [Member] | Measurement Input, Risk Free Interest Rate [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input			1.74
AtInitialRecognition [Member] | Measurement Input, Expected Term [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input			5
AtInitialRecognition [Member] | Measurement Input, Expected Dividend Rate [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input			0